Stock Options	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Options

13.        Stock Options

The Company has established its 2007 Equity Incentive Plan, whereby the board of directors may grant up to 412,500 stock options to eligible employees and directors, the 2010 Stock Option Plan whereby the board of directors may, from time to time, grant up to 1,512,500 stock options to officers and employees; the 2014 Stock Option Plan whereby the board of directors may, from time to time, grant up to 1,997,500 stock options to directors, officers, employees, and consultants; and the 2019 Equity Incentive Plan whereby the board of directors may, from time to time, grant up to 7,838,713 stock options to directors, officers, employees, and consultants. Stock options granted must be exercised no later than five years from the date of grant or such lesser period as determined by the Company’s board of directors. The exercise price of an option is equal to or greater than the closing market price of the Company’s common shares on the day preceding the date of grant. The vesting terms of each grant are set by the board of directors.

The Company granted the following options during the quarter ended February 29, 2020:

Quantity	Exercise Price $	Life (Years)
550,000	0.47	5
60,000(1)	0.43	5
610,000	0.47

(1) Options granted vest 20,000 on grant and 20,000 annually thereafter until fully vested.

A continuity schedule for stock options is presented below:

	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2018	4,800,000	0.71
Cancelled/expired	(1,415,000)	0.66
Exercised	(430,000)	0.15
Granted	2,048,000	1.00
Balance August 31, 2019	5,003,000	0.89
Cancelled/expired	(550,000)	0.09
Exercised	(110,000)	0.10
Granted	1,610,000	0.54
Balance February 29, 2020 (Outstanding)	5,953,000	0.88	3.69	94,510
Balance February 29, 2020 (Exercisable)	4,397,341	0.94	3.46	90,910

The fair value of options granted was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

February 29 2020
Expected volatility	95%-96%
Risk-free interest rate	1.45%—1.68%
Expected life	5 years
Dividend yield	0.00%
Estimated fair value per option	$0.30 - $0.39

14.	Stock Options

The Company has established its 2007 Equity Incentive Plan, whereby the board of directors may grant up to 412,500 stock options to eligible employees and directors, the 2010 Stock Option Plan whereby the board of directors may, from time to time, grant up to 1,512,500 stock options to officers and employees, and its 2014 Stock Option Plan whereby the board of directors may, from time to time, grant up to 2,107,500 stock options to directors, officers, employees, and consultants, the Equity Incentive Plan whereby the board of directors may, from time to time, grant up to 7,838,713 stock options to directors, officers, employees, and consultants. Stock options granted must be exercised no later than five years from the date of grant or such lesser period as determined by the Company’s board of directors. The exercise price of an option is equal to or greater than the closing market price of the Company’s common shares on the day preceding the date of grant. The vesting terms of each grant are set by the board of directors.

Fiscal 2019 Activity The Company granted in the period ending August 31, 2019:

Quantity	Exercise Price $	Life (Years)
390,000(1)	1.27	5
240,000(1)	1.06	5
30,000(1)	1.16	5
350,000	0.99	5
440,000(1)	0.99	5
48,000(1)	0.96	5
100,000	0.81	5
450,000(1)	0.81	5
2,048,000	1.00
(1) Options granted vest over a period of three years

Fiscal 2018 Activity

The Company granted in the period ending August 31, 2018, 200,000 stock options with an exercise price of $0.83 and an expiration date of December 1, 2022 to an officer of the Company, pursuant to an existing management contract and stock options with an exercise price of $1.53 to directors, officers, employees and consultants that enable the option holders to purchase up to 1,725,000 common shares of the Company.

A continuity schedule for stock options is presented below:

	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2017	3,320,875	0.15
Exercised	(545,875)	0.17
Granted	2,025,000	1.49
Balance August 31, 2018	4,800,000	0.71
Expired/Cancelled	(1,415,000)	0.66
Exercised	(430,000)	0.15
Granted	2,048,000	1.00
Balance August 31, 2019 (Outstanding)	5,003,000	0.89	3.34	791,800
Balance August 31, 2019 (Exercisable)	3,961,000	0.90	3.03	752,300

The fair value of options granted was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31 2019	August 31 2018
Expected volatility	100% – 144%	127% – 131%
Risk-free interest rate	1.42% – 2.89%	2.13% – 2.74%
Expected life	5 years	5 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$0.60 - $1.07	$0.70 – $1.73